SHORT TERM NOTES AND CONVERTIBLE DEBT (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended
	Mar. 06, 2024	Jan. 29, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	May 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Convertible notes payable outstanding							$ 0		$ 0		$ 0
Diligence and legal costs				$ 296,313
Issuance of debt discount				$ 320,561
Exchange of principal and accrued interest							(0)	$ (0)	1,066,732	$ (0)
Outstanding balance							862,500		862,500		$ 2,594,118
Principal and accrued interest paid							0	$ 0	(111,928)	$ 0
Unsecured Non Convertible Notes [Member]
Debt Instrument [Line Items]
Principal and accrued interest paid	$ 300,974
Outstanding balance	$ 898,380
Principal and accrued interest paid									111,928
Exchange Agreements [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Number of common shares issued on exchange		644,142
Exchange of principal and accrued interest		$ 1,519,779
Remaining outstanding balance of principal and interest		$ 1,145,037
Exchange of principal and accrued interest			$ 1,066,732
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face amount						$ 1,437,500
Maturity date						May 16, 2024
Proceeds from secured notes payable						$ 1,250,000
Original issue discount, percentage						15.00%
Annual rate percentage						8.00%
Amortization of debt discounts							106,937
Deferred financing costs							$ 106,937		$ 106,937
Series B Notes Payable [Member]
Debt Instrument [Line Items]
Maturity date					Sep. 01, 2024
Original issue discount, percentage					15.00%
Annual rate percentage					8.00%
Issuing unsecured senior notes					$ 862,500
Cash proceeds					$ 750,000
Series C Notes Payable [Member]
Debt Instrument [Line Items]
Maturity date				Apr. 19, 2024
Original issue discount, percentage				15.00%
Annual rate percentage				8.00%
Issuing unsecured senior notes				$ 294,118
Cash proceeds				$ 250,000